Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$121,086,600.08	0.2491494	$86,640,318.48	0.1782723	$34,446,281.60
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$778,316,600.08	0.5229814	$743,870,318.48	0.4998356	$34,446,281.60

Weighted Avg. Coupon (WAC)	3.88%		3.88%
Weighted Avg. Remaining Maturity (WARM)	42.37		41.51
Pool Receivables Balance	$820,575,153.61		$784,126,018.69
Remaining Number of Receivables	59,845		58,607

Adjusted Pool Balance	$810,746,458.42		$774,864,915.09

III. COLLECTIONS

Principal:
Principal Collections	$35,631,324.62
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$468,218.87
Total Principal Collections	$36,099,543.49

Interest:
Interest Collections	$2,612,817.91
Late Fees & Other Charges	$55,995.44
Interest on Repurchase Principal	$-
Total Interest Collections	$2,668,813.35

Collection Account Interest	$303.26
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$38,768,692.65

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$38,768,692.65
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$38,768,692.65
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$683,812.63	$-	$683,812.63	$683,812.63
Collection Account Interest					$303.26
Late Fees & Other Charges					$55,995.44
Total due to Servicer					$740,111.33

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$40,362.20		$40,362.20
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$339,295.53		$339,295.53	$339,295.53

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$37,613,449.54

7. Regular Principal Distribution Amount:					$34,446,281.60

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$34,446,281.60
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$34,446,281.60		$34,446,281.60
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$34,446,281.60		$34,446,281.60

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,167,167.94

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,828,695.19
Beginning Period Amount	$9,828,695.19
Current Period Amortization	$567,591.59
Ending Period Required Amount	$9,261,103.60
Ending Period Amount	$9,261,103.60
Next Distribution Date Amount	$8,714,197.80

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$32,429,858.34	$30,994,596.60	$30,994,596.60
Overcollateralization as a % of Original Adjusted Pool		2.12%	2.02%	2.02%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.72%	57,857	98.38%	$771,435,949.36
30 - 60 Days	0.98%	576	1.24%	$9,742,560.22
61 - 90 Days	0.24%	138	0.30%	$2,317,543.65
91 + Days	0.06%	36	0.08%	$629,965.46
		58,607		$784,126,018.69
Total
Delinquent Receivables 61 + days past due	0.30%	174	0.38%	$2,947,509.11
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	163	0.33%	$2,740,086.55
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.19%	116	0.21%	$1,840,339.89
Three-Month Average Delinquency Ratio	0.25%		0.31%

Repossession in Current Period		53		$959,959.04
Repossession Inventory		97		$805,376.41

Charge-Offs
Gross Principal of Charge-Off for Current Period				$817,810.30
Recoveries				$(468,218.87)
Net Charge-offs for Current Period				$349,591.43

Beginning Pool Balance for Current Period				$820,575,153.61

Net Loss Ratio				0.51%
Net Loss Ratio for 1st Preceding Collection Period				0.46%
Net Loss Ratio for 2nd Preceding Collection Period				-0.12%
Three-Month Average Net Loss Ratio for Current Period				0.28%

Cumulative Net Losses for All Periods				$7,719,633.33
Cumulative Net Losses as a % of Initial Pool Balance				0.50%

Principal Balance of Extensions				$3,160,272.60
Number of Extensions				182

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